UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03105

                        OPPENHEIMER CAPITAL APPRECIATION FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                            (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2002 - August 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended August 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Over the 12-month period, the Fund produced a total return of 15.20% for Class A shares at net asset value. This compares favorably with a 12.06% total return for the Fund's benchmark, the S&P 500 Index, during the same period.
   The Fund's strong relative performance was driven primarily by the stock market's broadly based upward trend. Performance relative to the benchmark benefited from the Fund's emphasis on consumer cyclical stocks, technology and the above-average performance of our stock selections in the health care area.
   The Fund's investment strategy focuses on companies that we believe offer strong potential for above-average growth, but that exhibit reasonable valuations relative to their future growth prospects. In particular, we target companies with a history of positive earnings or cash flow, together with increasing earnings momentum and the potential for positive earnings surprises.
   During the reporting period, we found the greatest number of investment opportunities meeting these criteria among consumer discretionary stocks in such areas as media, leisure and other forms of entertainment. Most of these stocks began the reporting period at exceptionally low valuations, with prices driven down by a year of disappointing advertising and travel revenues. However, these same industries bounced back strongly in late 2002 and 2003, reporting better-than-average earnings growth and improving estimates for future growth. The Fund's top performers included the two major cruise lines, Carnival Corp. and Royal Caribbean Cruises Ltd., as well as cable service provider Comcast Corp.
   The Fund also derived relatively good returns from its investments in health care stocks, where we found the greatest opportunities among generic drug manufacturers; medical device producers, such as Medtronic, Inc.; and a few select biotechnology firms. Biotechnology holdings delivered exceptionally strong performance during the period, supported by a rapidly increasing number of approved products with wide applications. Top-performers included Genentech, Inc., which announced positive test results for Avastin, a new cancer-fighting drug; and Amgen, Inc., which has emerged as a leading developer of biotechnology products. We were underweight in large pharmaceutical companies, most of which were plagued by expiring patents on major products and dwindling new product pipelines.
   A small number of other stocks also contributed positively to the Fund's above-average returns. Holdings of Intel Corp., the world's leading semiconductor manufacturer, gained ground on the basis of market's favorable bias toward technology and the company's success with its latest generation of wireless, computer microprocessor chips. In the financial area, Citigroup, Inc. recovered from its depressed levels of September 2002, rising


5 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

on the strength of increasing brokerage activity, improvements in banking revenues and gains in market share.
   On the other hand, a few holdings in other areas undermined the Fund's performance. The Fund's utility stocks underperformed due to weakness among energy trading companies. However, since utilities represented only a small percentage of the Fund's assets, such losses had only slight impact on overall returns. The Fund also suffered losses when energy drilling company, Amerada Hess Corp., reported disappointing financial results due to exploration disappointments. We subsequently sold the Fund's position.
   As the period progressed, we found an increasing number of investment opportunities among stocks of high-quality technology companies, particularly among beneficiaries of the uptake of broadband, high-speed internet technology--which we believe is finally hitting critical mass. We believe such companies are especially well positioned to benefit from a continuing, broad-based economic recovery and increasing spending on technology. We also expanded the Fund's exposure to generic drug, medical device and equipment stocks, although we remained ready to sell shares in such stocks when valuations, in our opinion, became excessive. For example, we eliminated holdings of Genentech, one of the Fund's best performers during the period, when the stock appreciated more rapidly than we believed was warranted by the company's actual growth prospects. The Fund's holdings, strategies and management are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until Aug5st 31, 2003. In the case of Class A shares, performance is measured over a ten year period; in the case of Class B shares, from the inception of the Class on November 1, 1995, in the case of Class C shares, from the inception of the Class on December 1, 1993, and in the case of Class Y shares, from the inception of the Class on November 3, 1997. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs show the effect of taxes. The Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index shown.


6 OPPENHEIMER CAPITAL APPRECIATION FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Capital Appreciation Fund (Class A)
     S&P 500 Index

                                    [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                        Oppenheimer Capital
Date                Appreciation Fund (Class A)      S&P 500 Index
12/31/1993                   9,425.00                   10,000.00
03/31/1994                   9,179.00                    9,621.00
06/30/1994                   8,927.00                    9,662.00
09/30/1994                   9,447.00                   10,133.00
12/31/1994                   9,468.00                   10,131.00
03/31/1995                  10,321.00                   11,117.00
06/30/1995                  11,535.00                   12,176.00
09/30/1995                  12,543.00                   13,143.00
12/31/1995                  12,768.00                   13,934.00
03/31/1996                  13,684.00                   14,682.00
06/30/1996                  14,387.00                   15,340.00
08/31/1996 1                14,336.00                   14,972.00
11/30/1996                  16,578.00                   17,477.00
02/28/1997                  16,948.00                   18,344.00
05/31/1997                  18,241.00                   19,780.00
08/31/1997                  20,145.00                   21,055.00
11/30/1997                  20,578.00                   22,459.00
02/28/1998                  22,338.00                   24,762.00
05/31/1998                  23,003.00                   25,844.00
08/31/1998                  19,326.00                   22,765.00
11/30/1998                  23,390.00                   27,778.00
02/28/1999                  26,193.00                   29,655.00
05/31/1999                  27,676.00                   31,280.00
08/31/1999                  28,479.00                   31,826.00
11/30/1999                  31,605.00                   33,582.00
02/29/2000                  38,989.00                   33,132.00
05/31/2000                  38,223.00                   34,554.00
08/31/2000                  42,152.00                   37,016.00
11/30/2000                  34,762.00                   32,163.00
02/28/2001                  34,293.00                   30,417.00
05/31/2001                  35,146.00                   30,910.00
08/31/2001                  31,032.00                   27,993.00
11/30/2001                  30,881.00                   28,235.00
02/28/2002                  28,970.00                   27,525.00
05/31/2002                  28,189.00                   26,633.00
08/31/2002                  23,745.00                   22,958.00
11/30/2002                  24,950.00                   23,574.00
02/28/2003                  22,168.00                   21,285.00
05/31/2003                  25,654.00                   24,485.00
08/31/2003                  27,354.00                   25,726.00

Average Annual Total Returns of Class A Shares of the Fund at 8/31/03 2
1-Year  8.58%      5-Year  5.93%      10-Year  11.05%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Capital Appreciation Fund (Class B)
     S&P 500 Index

                                    [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                        Oppenheimer Capital
Date                Appreciation Fund (Class B)      S&P 500 Index
11/01/1995                  10,000.00                 10,000.00
12/31/1995                  10,167.00                 10,640.00
03/31/1996                  10,873.00                 11,211.00
06/30/1996                  11,411.00                 11,713.00
08/31/1996 1                11,352.00                 11,432.00
11/30/1996                  13,098.00                 13,345.00
02/28/1997                  13,362.00                 14,007.00
05/31/1997                  14,347.00                 15,104.00
08/31/1997                  15,813.00                 16,077.00
11/30/1997                  16,120.00                 17,149.00
02/28/1998                  17,458.00                 18,907.00
05/31/1998                  17,945.00                 19,734.00
08/31/1998                  15,044.00                 17,382.00
11/30/1998                  18,171.00                 21,211.00
02/28/1999                  20,310.00                 22,643.00
05/31/1999                  21,418.00                 23,884.00
08/31/1999                  21,995.00                 24,301.00
11/30/1999                  24,362.00                 25,642.00
02/29/2000                  29,998.00                 25,299.00
05/31/2000                  29,350.00                 26,385.00
08/31/2000                  32,305.00                 28,264.00
11/30/2000                  26,589.00                 24,559.00
02/28/2001                  26,179.00                 23,226.00
05/31/2001                  26,782.00                 23,602.00
08/31/2001                  23,601.00                 21,375.00
11/30/2001                  23,455.00                 21,559.00
02/28/2002                  22,003.00                 21,018.00
05/31/2002                  21,411.00                 20,336.00
08/31/2002                  18,035.00                 17,530.00
11/30/2002                  18,951.00                 18,000.00
02/28/2003                  16,837.00                 16,253.00
05/31/2003                  19,485.00                 18,696.00
08/31/2003                  20,777.00                 19,644.00

Average Annual Total Returns of Class B Shares of the Fund at 8/31/03 2
1-Year  9.30%     5-Year  6.05%      Since Inception  9.78%

1. The Fund changed its fiscal year end from December 31 to August 31.
2. See Notes on page 10 for further details.
The performance information for the S&P 500 Index in the graphs begins on 12/31/93 for Class A, 10/31/95 for Class B, 11/30/93 for Class C, 2/28/01 for
Class N and 10/31/97 for Class Y. Past performance cannot guarantee future results. Graphs are not drawn to same scale.



7 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Capital Appreciation Fund (Class C)
     S&P 500 Index

                                    [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                        Oppenheimer Capital
Date                Appreciation Fund (Class C)      S&P 500 Index
12/01/1993                  10,000.00                   10,000.00
12/31/1993                  10,117.00                   10,121.00
03/31/1994                   9,825.00                    9,738.00
06/30/1994                   9,530.00                    9,778.00
09/30/1994                  10,061.00                   10,256.00
12/31/1994                  10,066.00                   10,254.00
03/31/1995                  10,942.00                   11,251.00
06/30/1995                  12,195.00                   12,324.00
09/30/1995                  13,233.00                   13,302.00
12/31/1995                  13,444.00                   14,103.00
03/31/1996                  14,381.00                   14,859.00
06/30/1996                  15,085.00                   15,525.00
08/31/1996 1                15,011.00                   15,153.00
11/30/1996                  17,322.00                   17,689.00
02/28/1997                  17,671.00                   18,566.00
05/31/1997                  18,978.00                   20,020.00
08/31/1997                  20,917.00                   21,309.00
11/30/1997                  21,322.00                   22,731.00
02/28/1998                  23,094.00                   25,061.00
05/31/1998                  23,737.00                   26,157.00
08/31/1998                  19,904.00                   23,040.00
11/30/1998                  24,040.00                   28,114.00
02/28/1999                  26,863.00                   30,013.00
05/31/1999                  28,329.00                   31,658.00
08/31/1999                  29,092.00                   32,211.00
11/30/1999                  32,220.00                   33,988.00
02/29/2000                  39,681.00                   33,533.00
05/31/2000                  38,829.00                   34,972.00
08/31/2000                  42,735.00                   37,463.00
11/30/2000                  35,168.00                   32,552.00
02/28/2001                  34,634.00                   30,785.00
05/31/2001                  35,426.00                   31,283.00
08/31/2001                  31,217.00                   28,332.00
11/30/2001                  31,007.00                   28,576.00
02/28/2002                  29,041.00                   27,858.00
05/31/2002                  28,195.00                   26,955.00
08/31/2002                  23,721.00                   23,236.00
11/30/2002                  24,873.00                   23,859.00
02/28/2003                  22,056.00                   21,542.00
05/31/2003                  25,478.00                   24,781.00
08/31/2003                  27,110.00                   26,037.00

Average Annual Total Returns of Class C Shares of the Fund at 8/31/03 2
1-Year  13.28%     5-Year  6.37%     Since Inception  10.77%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Capital Appreciation Fund (Class N)
     S&P 500 Index


                                    [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                        Oppenheimer Capital
Date                Appreciation Fund (Class N)      S&P 500 Index
03/01/2001                  10,000.00                 10,000.00
05/31/2001                  10,206.00                 10,162.00
08/31/2001                   9,006.00                  9,203.00
11/30/2001                   8,956.00                  9,283.00
02/28/2002                   8,398.00                  9,049.00
05/31/2002                   8,164.00                  8,756.00
08/31/2002                   6,875.00                  7,548.00
11/30/2002                   7,221.00                  7,750.00
02/28/2003                   6,414.00                  6,998.00
05/31/2003                   7,418.00                  8,050.00
08/31/2003                   7,901.00                  8,458.00

Average Annual Total Returns of Class N Shares of the Fund at 8/31/03 2
1-Year  13.94%     Since Inception  -8.99%

1. The Fund changed its fiscal year end from December 31 to August 31.
2. See Notes on page 10 for further details.


8 OPPENHEIMER CAPITAL APPRECIATION FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Capital Appreciation Fund (Class Y)
     S&P 500 Index

                                    [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                        Oppenheimer Capital
Date                Appreciation Fund (Class Y)      S&P 500 Index
11/03/1997                  10,000.00                 10,000.00
11/30/1997                   9,833.00                 10,463.00
02/28/1998                  10,680.00                 11,535.00
05/31/1998                  11,009.00                 12,039.00
08/31/1998                   9,255.00                 10,605.00
11/30/1998                  11,211.00                 12,940.00
02/28/1999                  12,564.00                 13,815.00
05/31/1999                  13,291.00                 14,572.00
08/31/1999                  13,688.00                 14,826.00
11/30/1999                  15,203.00                 15,644.00
02/29/2000                  18,778.00                 15,435.00
05/31/2000                  18,430.00                 16,097.00
08/31/2000                  20,347.00                 17,244.00
11/30/2000                  16,789.00                 14,983.00
02/28/2001                  16,579.00                 14,170.00
05/31/2001                  17,009.00                 14,399.00
08/31/2001                  15,034.00                 13,041.00
11/30/2001                  14,965.00                 13,153.00
02/28/2002                  14,053.00                 12,823.00
05/31/2002                  13,690.00                 12,407.00
08/31/2002                  11,541.00                 10,695.00
11/30/2002                  12,138.00                 10,982.00
02/28/2003                  10,797.00                 9,916 .00
05/31/2003                  12,508.00                 11,406.00
08/31/2003                  13,349.00                 11,984.00

Average Annual Total Returns of Class Y Shares of the Fund at 8/31/03 2
1-Year  15.66%     5-Year  7.60%     Since Inception  5.08%

The performance information for the S&P 500 Index in the graphs begins on 12/31/93 for Class A, 10/31/95 for Class B, 11/30/93 for Class C, 2/28/01 for
Class N and 10/31/97 for Class Y. Past performance cannot guarantee future results. Graphs are not drawn to same scale.


9 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 1/22/81. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 11/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 11/3/97. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


10 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  August 31, 2003
--------------------------------------------------------------------------------


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--92.9%
--------------------------------------------------------------------------------
 Consumer Discretionary--23.2%
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--5.5%
 Brinker
 International, Inc. 1                               1,589,400    $  54,357,480
--------------------------------------------------------------------------------
 Carnival Corp.                                      3,788,200      131,033,838
--------------------------------------------------------------------------------
 International
 Game Technology                                     1,832,000       47,338,880
--------------------------------------------------------------------------------
 Mandalay
 Resort Group                                          482,400       18,331,200
--------------------------------------------------------------------------------
 Royal Caribbean
 Cruises Ltd.                                        4,206,800      131,041,820
--------------------------------------------------------------------------------
 Starwood Hotels &
 Resorts Worldwide, Inc.                               491,800       16,637,594
                                                                  --------------
                                                                    398,740,812

--------------------------------------------------------------------------------
 Household Durables--0.4%
 Ethan Allen
 Interiors, Inc.                                       742,170       28,729,401
--------------------------------------------------------------------------------
 Media--14.9%
 AOL Time
 Warner, Inc. 1                                      9,436,600      154,382,776
--------------------------------------------------------------------------------
 Cablevision Systems
 New York Group,
 Cl. A 1                                               590,700       11,902,605
--------------------------------------------------------------------------------
 Clear Channel
 Communications,
 Inc. 1                                              2,325,530      104,927,913
--------------------------------------------------------------------------------
 Comcast Corp., Cl. A
 Special, Non-Vtg. 1                                 8,162,250      231,481,410
--------------------------------------------------------------------------------
 Cox Communications,
 Inc., Cl. A 1                                         528,800       17,302,336
--------------------------------------------------------------------------------
 Hispanic
 Broadcasting Corp. 1                                1,067,525       33,520,285
--------------------------------------------------------------------------------
 Liberty Media
 Corp., Cl. A 1                                      2,805,700       33,948,970
--------------------------------------------------------------------------------
 McGraw-Hill
 Cos., Inc. (The)                                      520,200       31,732,200
--------------------------------------------------------------------------------
 New York Times
 Co., Cl. A                                            893,300       39,653,587
--------------------------------------------------------------------------------
 News Corp. Ltd. (The),
 Sponsored ADR                                       2,724,200       93,576,270
--------------------------------------------------------------------------------
 Omnicom
 Group, Inc.                                           461,500       36,043,150
--------------------------------------------------------------------------------
 Univision
 Communications,
 Inc., Cl. A 1                                       1,004,000       37,639,960


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------

 Media Continued
 Viacom, Inc., Cl. B 1                               5,471,000   $  246,195,000
                                                                  --------------
                                                                  1,072,306,462

--------------------------------------------------------------------------------
 Multiline Retail--1.1%
 Target Corp.                                        1,968,400       79,917,040
--------------------------------------------------------------------------------
 Specialty Retail--0.9%
 Gap, Inc. (The)                                     2,452,800       51,238,992
--------------------------------------------------------------------------------
 Pier 1 Imports, Inc.                                  456,300        9,386,091
                                                                  --------------
                                                                     60,625,083

--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.4%
 Nike, Inc., Cl. B                                     493,600       28,125,328
--------------------------------------------------------------------------------
 Consumer Staples--5.6%
--------------------------------------------------------------------------------
 Beverages--3.3%
 Anheuser-Busch
 Cos., Inc.                                          2,721,700      140,276,418
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                       2,118,100       94,340,174
                                                                  --------------
                                                                    234,616,592

--------------------------------------------------------------------------------
 Food & Staples Retailing--0.2%
 Costco
 Wholesale Corp. 1                                     554,600       17,797,114
--------------------------------------------------------------------------------
 Food Products--0.7%
 General Mills, Inc.                                 1,038,200       48,130,952
--------------------------------------------------------------------------------
 Household Products--0.6%
 Procter & Gamble
 Corp. (The)                                           501,200       43,749,748
--------------------------------------------------------------------------------
 Personal Products--0.6%
 Avon Products, Inc.                                   287,200       18,409,520
--------------------------------------------------------------------------------
 Estee Lauder Cos.,
 Inc. (The), Cl. A                                     791,160       27,287,108
                                                                  --------------
                                                                     45,696,628

--------------------------------------------------------------------------------
 Tobacco--0.2%
 Altria Group, Inc.                                    382,900       15,783,138
--------------------------------------------------------------------------------
 Energy--5.6%
--------------------------------------------------------------------------------
 Energy Equipment & Services--1.5%
 BJ Services Co. 1                                   1,130,300       42,239,311
--------------------------------------------------------------------------------
 Halliburton Co.                                       759,200       18,357,456
--------------------------------------------------------------------------------
 Noble Corp. 1                                         551,110       19,939,160
--------------------------------------------------------------------------------
 Rowan Cos., Inc. 1                                    839,400       21,018,576
--------------------------------------------------------------------------------
 Varco
 International, Inc. 1                                 655,400       11,305,650
                                                                  --------------
                                                                    112,860,153



11 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Oil & Gas--4.1%
 Burlington
 Resources, Inc.                                       516,100    $  24,989,562
--------------------------------------------------------------------------------
 ConocoPhillips                                        746,500       41,684,560
--------------------------------------------------------------------------------
 Encana Corp.                                        1,420,180       53,176,765
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                   3,406,400      128,421,280
--------------------------------------------------------------------------------
 TotalFinaElf SA,
 Sponsored ADR                                         586,600       45,174,066
                                                                  -------------
                                                                    293,446,233

--------------------------------------------------------------------------------
 Financials--12.4%
--------------------------------------------------------------------------------
 Commercial Banks--2.1%
 Bank of America Corp.                                 968,400       76,745,700
--------------------------------------------------------------------------------
 Bank One Corp.                                      1,991,100       78,588,717
                                                                  -------------
                                                                    155,334,417

--------------------------------------------------------------------------------
 Diversified Financial Services--7.6%
 American Express Co.                                2,234,000      100,641,700
--------------------------------------------------------------------------------
 Citigroup, Inc.                                     4,221,700      183,010,695
--------------------------------------------------------------------------------
 Goldman Sachs
 Group, Inc. (The)                                     477,500       42,253,975
--------------------------------------------------------------------------------
 J.P. Morgan
 Chase & Co.                                           803,500       27,495,770
--------------------------------------------------------------------------------
 Merrill Lynch
 & Co., Inc.                                           929,300       49,977,754
--------------------------------------------------------------------------------
 Morgan Stanley                                      2,137,300      104,278,867
--------------------------------------------------------------------------------
 Schwab
 (Charles) Corp.                                     3,576,800       38,844,048
                                                                  -------------
                                                                    546,502,809

--------------------------------------------------------------------------------
 Insurance--1.7%
 American International
 Group, Inc.                                         1,435,600       85,518,692
--------------------------------------------------------------------------------
 Everest Re Group Ltd.                                 163,700       11,999,210
--------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                   376,900       13,101,044
--------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                                164,500       12,460,875
                                                                  -------------
                                                                    123,079,821

--------------------------------------------------------------------------------
 Real Estate--0.5%
 Host Marriott Corp. 1                               3,283,200       32,897,664
--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--0.5%
 Fannie Mae                                            604,000       39,133,160
--------------------------------------------------------------------------------
 Health Care--14.1%
--------------------------------------------------------------------------------
 Biotechnology--2.8%
 Amgen, Inc. 1                                       1,266,100       83,435,990
--------------------------------------------------------------------------------
 Celgene Corp. 1                                     1,248,900       48,070,161



                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Biotechnology Continued
 Chiron Corp. 1                                        445,700    $  22,650,474
--------------------------------------------------------------------------------
 Invitrogen Corp. 1                                    130,000        7,497,100
--------------------------------------------------------------------------------
 Serono SA, ADR                                      1,373,000       22,270,060
--------------------------------------------------------------------------------
 Sicor, Inc. 1                                         879,200       17,452,120
                                                                  -------------
                                                                    201,375,905

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--3.4%
 Applera Corp./Applied
 Biosystems Group                                      805,080       17,518,541
--------------------------------------------------------------------------------
 Medtronic, Inc.                                     2,809,100      139,275,178
--------------------------------------------------------------------------------
 Millipore Corp. 1                                   1,121,600       50,920,640
--------------------------------------------------------------------------------
 Steris Corp. 1                                         93,200        2,182,744
--------------------------------------------------------------------------------
 Varian Medical
 Systems, Inc. 1                                       614,100       34,297,485
                                                                  --------------
                                                                    244,194,588

--------------------------------------------------------------------------------
 Health Care Providers & Services--1.7%
 Aetna, Inc.                                           894,000       50,958,000
--------------------------------------------------------------------------------
 Anthem, Inc. 1                                         98,800        7,232,160
--------------------------------------------------------------------------------
 Apria Healthcare
 Group, Inc. 1                                         292,400        7,573,160
--------------------------------------------------------------------------------
 UnitedHealth
 Group, Inc.                                           488,600       24,151,498
--------------------------------------------------------------------------------
 WellPoint Health
 Networks, Inc. 1                                      432,100       33,703,800
                                                                  -------------
                                                                    123,618,618

--------------------------------------------------------------------------------
 Pharmaceuticals--6.2%
 Abbott Laboratories                                 1,003,700       40,449,110
--------------------------------------------------------------------------------
 Barr Laboratories, Inc. 1                             714,300       48,336,681
--------------------------------------------------------------------------------
 Bristol-Myers
 Squibb Co.                                          1,044,600       26,501,502
--------------------------------------------------------------------------------
 Dr. Reddy's Laboratories Ltd.,
 Sponsored ADR                                         456,000       11,559,600
--------------------------------------------------------------------------------
 Forest
 Laboratories, Inc. 1                                  413,300       19,425,100
--------------------------------------------------------------------------------
 GlaxoSmithKline
 plc, ADR                                              274,400       10,654,952
--------------------------------------------------------------------------------
 Medicis
 Pharmaceutical
 Corp., Cl. A                                          264,000       16,125,120
--------------------------------------------------------------------------------
 Merck & Co., Inc.                                     518,300       26,080,856
--------------------------------------------------------------------------------
 Perrigo Co.                                         1,819,610       25,565,520
--------------------------------------------------------------------------------
 Pfizer, Inc.                                        3,898,500      116,643,120
--------------------------------------------------------------------------------
 Schering-Plough Corp.                                 642,000        9,751,980



12 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Pharmaceuticals Continued
 Teva Pharmaceutical
 Industries Ltd.,
 Sponsored ADR                                       1,644,400    $  96,546,013
                                                                  --------------
                                                                    447,639,554

--------------------------------------------------------------------------------
 Industrials--5.5%
--------------------------------------------------------------------------------
 Aerospace & Defense--1.0%
 Honeywell
 International, Inc.                                 1,237,000       35,860,630
--------------------------------------------------------------------------------
 Northrop
 Grumman Corp.                                         373,100       35,623,588
                                                                  --------------
                                                                     71,484,218

--------------------------------------------------------------------------------
 Air Freight & Logistics--1.3%
 Expeditors International
 of Washington, Inc.                                   810,000       30,545,100
--------------------------------------------------------------------------------
 FedEx Corp.                                           950,200       63,758,420
                                                                  --------------
                                                                     94,303,520

--------------------------------------------------------------------------------
 Commercial Services & Supplies--1.1%
 Dun & Bradstreet Corp. 1                              384,200       16,174,820
--------------------------------------------------------------------------------
 Waste
 Management, Inc.                                    2,191,700       58,321,137
                                                                  --------------
                                                                     74,495,957

--------------------------------------------------------------------------------
 Industrial Conglomerates--1.0%
 3M Co.                                                123,300       17,566,551
--------------------------------------------------------------------------------
 General Electric Co.                                1,907,100       56,392,947
                                                                  --------------
                                                                     73,959,498

--------------------------------------------------------------------------------
 Machinery--1.1%
 Danaher Corp.                                         241,600       18,663,600
--------------------------------------------------------------------------------
 Dover Corp.                                           437,700       16,641,354
--------------------------------------------------------------------------------
 Ingersoll-Rand
 Co., Cl. A                                            744,500       44,312,640
                                                                  --------------
                                                                     79,617,594

--------------------------------------------------------------------------------
 Information Technology--23.1%
--------------------------------------------------------------------------------
 Communications Equipment--3.5%
 Cisco Systems, Inc. 1                               4,408,700       84,426,605
--------------------------------------------------------------------------------
 Lucent
 Technologies, Inc. 1                                6,883,600       13,147,676
--------------------------------------------------------------------------------
 Nokia Corp., Sponsored
 ADR, A Shares                                       7,663,300      124,835,157
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                     729,200       31,326,432
                                                                  --------------
                                                                    253,735,870


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Computers & Peripherals--2.7%
 Dell, Inc. 1                                        2,437,500    $  79,535,625
--------------------------------------------------------------------------------
 EMC Corp. 1                                         1,580,000       20,145,000
--------------------------------------------------------------------------------
 International Business
 Machines Corp.                                      1,169,600       95,918,896
--------------------------------------------------------------------------------
 Seagate Technology
 International, Inc.
 (Escrow Shares) 1,2                                 1,000,000               --
                                                                  -------------
                                                                    195,599,521

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.0%
 Sanmina-SCI Corp. 1                                 4,047,700       36,348,346
--------------------------------------------------------------------------------
 Vishay
 Intertechnology, Inc. 1                             2,257,600       37,182,672
                                                                  -------------
                                                                     73,531,018

--------------------------------------------------------------------------------
 Internet Software & Services--1.0%
 Yahoo!, Inc. 1                                      2,117,600       70,727,840
--------------------------------------------------------------------------------
 IT Services--1.3%
 CACI International,
 Inc., Cl. A 1                                          19,100          852,051
--------------------------------------------------------------------------------
 First Data Corp.                                    1,421,120       54,571,008
--------------------------------------------------------------------------------
 Infosys
 Technologies Ltd.                                     400,000       34,122,164
                                                                  --------------
                                                                     89,545,223

--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--7.0%
 Analog
 Devices, Inc. 1                                       559,600       22,943,600
--------------------------------------------------------------------------------
 Applied
 Materials, Inc. 1                                   1,700,100       36,722,160
--------------------------------------------------------------------------------
 Broadcom
 Corp., Cl. A 1                                        618,400       16,894,688
--------------------------------------------------------------------------------
 Cypress
 Semiconductor Corp. 1                               2,794,700       51,897,579
--------------------------------------------------------------------------------
 Intel Corp.                                         6,017,700      172,226,574
--------------------------------------------------------------------------------
 International
 Rectifier Corp. 1                                   1,017,900       42,334,461
--------------------------------------------------------------------------------
 National
 Semiconductor Corp. 1                               1,302,900       37,966,506
--------------------------------------------------------------------------------
 STMicroelectronics NV,
 NY Registered Shares                                  928,500       23,156,790
--------------------------------------------------------------------------------
 Taiwan Semiconductor
 Manufacturing
 Co. Ltd., ADR                                       3,195,944       37,648,220
--------------------------------------------------------------------------------
 Texas
 Instruments, Inc.                                   2,681,400       63,951,390
                                                                  --------------
                                                                    505,741,968




13 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Software--6.6%
 Adobe Systems, Inc.                                 1,892,500    $  73,485,775
--------------------------------------------------------------------------------
 Cadence Design
 Systems, Inc. 1                                     1,983,700       28,208,214
--------------------------------------------------------------------------------
 Electronic Arts, Inc. 1                               679,830       61,014,743
--------------------------------------------------------------------------------
 Intuit, Inc. 1                                        440,800       19,977,056
--------------------------------------------------------------------------------
 Microsoft Corp.                                     9,065,700      240,422,364
--------------------------------------------------------------------------------
 Peoplesoft, Inc. 1                                    327,200        5,922,320
--------------------------------------------------------------------------------
 SAP AG (Systeme,
 Anwendungen,
 Produkte in der
 Datenverarbeitung),
 Sponsored ADR                                         450,400       13,484,976
--------------------------------------------------------------------------------
 Veritas Software Corp. 1                              924,000       31,859,520
                                                                 ---------------
                                                                    474,374,968

--------------------------------------------------------------------------------
 Materials--2.2%
--------------------------------------------------------------------------------
 Chemicals--1.6%
 Air Products &
 Chemicals, Inc.                                       781,500       36,980,580
--------------------------------------------------------------------------------
 Ecolab, Inc.                                          572,400       14,762,196
--------------------------------------------------------------------------------
 Praxair, Inc.                                         934,000       59,607,880
                                                                 ---------------
                                                                    111,350,656

--------------------------------------------------------------------------------
 Paper & Forest Products--0.6%
 International
 Paper Co.                                           1,107,800       44,921,290
--------------------------------------------------------------------------------
 Telecommunication Services--0.6%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--0.4%
 Telefonos de Mexico
 SA, Sponsored ADR                                     935,100       28,342,881
--------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.2%
 Vodafone Group plc,
 Sponsored ADR                                         725,900       13,283,970
--------------------------------------------------------------------------------
 Utilities--0.6%
--------------------------------------------------------------------------------
 Gas Utilities--0.5%
 Kinder Morgan
 Management LLC                                      1,080,825       40,314,772
--------------------------------------------------------------------------------
 Water Utilities--0.1%
 Philadelphia
 Suburban Corp.                                        208,175        4,923,339
                                                                 ---------------
 Total Common Stocks
 (Cost $6,583,024,789)                                            6,694,555,323


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Other Securities--0.5%

 Nasdaq-100 Unit
 Investment Trust 1
 (Cost $28,087,898)                                  1,014,300    $  33,867,477

                                                     Principal
                                                       Amount
--------------------------------------------------------------------------------
 Short-Term Notes--5.4%

 Gemini
 Securitization Corp.:
 1.05%, 9/12/03                                   $ 30,000,000       29,990,375
 1.07%, 9/15/03                                     50,000,000       49,979,194
--------------------------------------------------------------------------------
 Old Line Funding
 Corp.:
 1.06%, 9/30/03                                     50,055,000       50,012,259
 1.07%, 9/3/03                                      20,056,000       20,054,808
--------------------------------------------------------------------------------
 Sheffield
 Receivables Corp.:
 1.07%, 9/22/03                                     50,000,000       49,969,083
 1.07%, 9/24/03                                     32,970,000       32,947,461
--------------------------------------------------------------------------------
 Ticonderoga
 Funding LLC,
 1.07%, 10/3/03 3                                   50,000,000       49,952,445
--------------------------------------------------------------------------------
 Windmill Funding
 Corp., 1.07%, 9/2/03                               50,000,000       49,998,514
--------------------------------------------------------------------------------
 Yorktown Capital
 LLC, 1.06%, 9/19/03                                59,802,000       59,770,305
                                                                 ---------------
 Total Short-Term Notes
 (Cost $392,674,444)                                                392,674,444

--------------------------------------------------------------------------------
 Joint Repurchase Agreements--1.4%

 Undivided interest of 22.56% in joint
 repurchase agreement (Principal Amount/
 Market Value $433,610,000, with a maturity
 value of $433,657,215) with Banc One Capital
 Markets, Inc., 0.98%, dated 8/29/03, to be
 repurchased at $97,837,652 on 9/2/03,
 collateralized by U.S. Treasury Nts.,
 3.25%--3.375%, 4/30/04--5/31/04, with a
 value of $382,438,290 and U.S. Treasury
 Bills, 9/25/03, with a value of $60,192,630
 (Cost $97,827,000)                                 97,827,000       97,827,000

--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $7,101,614,131)                                   100.2%   7,218,924,244
--------------------------------------------------------------------------------
 Liabilities in Excess
 of Other Assets                                          (0.2)     (12,730,807)
                                                   -----------------------------
 Net Assets                                              100.0%  $7,206,193,437
                                                   =============================



14 OPPENHEIMER CAPITAL APPRECIATION FUND

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $49,952,445 or 0.69% of the Fund's net assets as of August 31, 2003.

See accompanying Notes to Financial Statements.


15 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  August 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $7,101,614,131)--see accompanying statement         $ 7,218,924,244
--------------------------------------------------------------------------------------------------
 Cash                                                                                    844,662
--------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                     17,646,336
 Shares of beneficial interest sold                                                   11,291,402
 Interest and dividends                                                                5,423,654
 Other                                                                                    20,062
                                                                                  ----------------
 Total assets                                                                      7,254,150,360

--------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                                34,087,188
 Shares of beneficial interest redeemed                                                7,151,237
 Distribution and service plan fees                                                    2,417,545
 Transfer and shareholder servicing agent fees                                         1,703,751
 Shareholder reports                                                                   1,383,412
 Trustees' compensation                                                                  983,279
 Other                                                                                   230,511
                                                                                  ----------------
 Total liabilities                                                                    47,956,923


--------------------------------------------------------------------------------------------------
 Net Assets                                                                      $ 7,206,193,437
                                                                                  ================


--------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                      $       206,489
--------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                        8,172,022,619
--------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                        (948,533)
--------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency
 transactions                                                                     (1,082,397,251)
--------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
 of assets and liabilities denominated in foreign currencies                         117,310,113
                                                                                  ----------------
 Net Assets                                                                      $ 7,206,193,437
                                                                                  ================



16 OPPENHEIMER CAPITAL APPRECIATION FUND

-------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $4,288,331,772 and 121,172,527 shares of beneficial interest outstanding)                $35.39
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                                 $37.55
-------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,114,052,303 and 33,666,318 shares of beneficial interest outstanding)                 $33.09
-------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $540,117,770
 and 16,506,900 shares of beneficial interest outstanding)                                $32.72
-------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $111,373,718
 and 3,166,334 shares of beneficial interest outstanding)                                 $35.17
-------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $1,152,317,874 and 31,977,118 shares of
 beneficial interest outstanding)                                                         $36.04


 See accompanying Notes to Financial Statements.

17 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended August 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $806,699)                         $   58,135,208
--------------------------------------------------------------------------------------------------
 Interest                                                                              7,513,162
                                                                                  ----------------
 Total investment income                                                              65,648,370

--------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                      35,661,577
--------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                               8,832,561
 Class B                                                                              10,010,756
 Class C                                                                               4,580,168
 Class N                                                                                 433,274
--------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                              11,002,173
 Class B                                                                               4,695,421
 Class C                                                                               1,561,469
 Class N                                                                                 283,974
 Class Y                                                                               1,408,039
--------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                  356,988
--------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                              75,633
--------------------------------------------------------------------------------------------------
 Other                                                                                 2,773,659
                                                                                  ----------------
 Total expenses                                                                       81,675,692
 Less reduction to custodian expenses                                                     (8,948)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B      (1,378,709)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N         (36,445)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y         (19,200)
                                                                                  ----------------
 Net expenses                                                                         80,232,390


--------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                 (14,584,020)


--------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                                        (737,382,709)
 Foreign currency transactions                                                            90,472
                                                                                  ----------------
 Net realized loss                                                                  (737,292,237)
--------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                       1,672,429,608
 Translation of assets and liabilities denominated in foreign currencies               3,681,056
                                                                                  ----------------
 Net change in unrealized appreciation                                             1,676,110,664


--------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                             $  924,234,407
                                                                                  ================


 See accompanying Notes to Financial Statements.


18 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 Year Ended August 31,                                                              2003               2002
------------------------------------------------------------------------------------------------------------
 Operations

 Net investment loss                                                      $  (14,584,020)   $   (18,671,997)
------------------------------------------------------------------------------------------------------------
 Net realized loss                                                          (737,292,237)      (330,072,053)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                      1,676,110,664     (1,276,143,258)
                                                                          ----------------------------------
 Net increase (decrease) in net assets resulting from operations             924,234,407     (1,624,887,308)

------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Distributions from net realized gain:
 Class A                                                                              --        (78,925,210)
 Class B                                                                              --        (32,881,006)
 Class C                                                                              --        (12,072,075)
 Class N                                                                              --           (448,693)
 Class Y                                                                              --        (23,930,560)

------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                     504,686,099      1,117,051,404
 Class B                                                                     (50,319,183)       155,846,095
 Class C                                                                      24,021,003        173,690,841
 Class N                                                                      25,028,168         78,890,789
 Class Y                                                                     142,226,078        178,600,006

------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                 1,569,876,572        (69,065,717)
------------------------------------------------------------------------------------------------------------
 Beginning of period                                                       5,636,316,865      5,705,382,582
                                                                          ----------------------------------
 End of period [including accumulated net investment loss of
 $948,533 and $858,396, respectively]                                     $7,206,193,437    $ 5,636,316,865
                                                                          ==================================

 See accompanying Notes to Financial Statements.


19 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 Class A           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $30.72       $41.11     $ 62.12       $44.73       $32.53
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.05)        (.09)        .10         (.02)        (.04)
 Net realized and unrealized gain (loss)                       4.72        (9.31)     (15.86)       20.63        14.87
                                                            -------------------------------------------------------------
 Total from investment operations                              4.67        (9.40)     (15.76)       20.61        14.83
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --           --          --           --         (.09)
 Distributions from net realized gain                            --         (.99)      (5.25)       (3.22)       (2.54)
                                                            -------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                                   --         (.99)      (5.25)       (3.22)       (2.63)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $35.39       $30.72     $ 41.11       $62.12       $44.73
                                                            =============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           15.20%      (23.48)%    (26.38)%      48.01%       47.36%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $4,288,332   $3,219,391  $3,055,197   $3,648,961   $2,071,317
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $3,655,594   $3,204,793  $3,255,995   $2,898,088   $1,788,774
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                                 (0.11)%      (0.15)%      0.28%        0.00%       (0.05)%
 Total expenses                                                1.17% 3      1.22% 3,4   1.03% 3      1.06% 3      1.04% 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         42%          28%         46%          44%          59%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


20 OPPENHEIMER CAPITAL APPRECIATION FUND

 Class B           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $28.95       $39.09     $ 59.80       $43.48       $31.85
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.31)        (.26)       (.07)        (.20)        (.21)
 Net realized and unrealized gain (loss)                       4.45        (8.89)     (15.39)       19.74        14.38
                                                             ------------------------------------------------------------
 Total from investment operations                              4.14        (9.15)     (15.46)       19.54        14.17
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --           --          --           --           --
 Distributions from net realized gain                            --         (.99)      (5.25)       (3.22)       (2.54)
                                                             ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                 --         (.99)      (5.25)       (3.22)       (2.54)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $33.09       $28.95     $ 39.09       $59.80       $43.48
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           14.30%      (24.07)%    (26.95)%      46.88%       46.20%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $1,114,052   $1,029,322  $1,242,098   $1,333,387     $531,625
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $1,001,311   $1,221,005  $1,265,753   $  922,480     $372,157
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                          (0.89)%      (0.92)%     (0.48)%      (0.76)%      (0.86)%
 Total expenses                                                2.10%        1.99%       1.80%        1.83%        1.84%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.96%         N/A 3,4     N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         42%          28%         46%          44%          59%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


21 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


 Class C           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $28.63       $38.64     $ 59.19       $43.06       $31.57
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.23)        (.11)       (.01)        (.18)        (.23)
 Net realized and unrealized gain (loss)                       4.32        (8.91)     (15.29)       19.53        14.26
                                                             ------------------------------------------------------------
 Total from investment operations                              4.09        (9.02)     (15.30)       19.35        14.03
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --           --          --           --           --
 Distributions from net realized gain                            --         (.99)      (5.25)       (3.22)       (2.54)
                                                             ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                 --         (.99)      (5.25)       (3.22)       (2.54)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $32.72       $28.63     $ 38.64       $59.19       $43.06
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           14.28%      (24.01)%    (26.95)%      46.89%       46.16%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $540,118     $450,989    $426,476     $402,442     $165,231
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $463,768     $477,369    $400,009     $278,800     $126,443
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                          (0.89)%      (0.87)%     (0.48)%      (0.76)%      (0.86)%
 Total expenses                                                1.96% 3      1.94% 3,4   1.80% 3      1.83% 3      1.85% 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         42%          28%         46%          44%          59%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


22 OPPENHEIMER CAPITAL APPRECIATION FUND

 Class N           Year Ended August 31,                       2003         2002        2001 1
-----------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $30.60       $41.05      $45.58
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.10)        (.07) 2     (.01)
 Net realized and unrealized gain (loss)                       4.67        (9.39) 2    (4.52)
                                                             ----------------------------------
 Total from investment operations                              4.57        (9.46)      (4.53)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --           --          --
 Distributions from net realized gain                            --         (.99)         --
                                                             ----------------------------------
 Total dividends and/or distributions to shareholders            --         (.99)         --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                              $35.17       $30.60      $41.05
                                                             ==================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                           14.94%      (23.67)%     (9.94)%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $111,374      $72,178      $6,791
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $ 86,761      $38,232      $3,173
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                          (0.35)%      (0.37)%     (0.11)%
 Total expenses                                                1.46%        1.46%       1.36%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.42%         N/A 5,6     N/A 5
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         42%          28%         46%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


23 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


 Class Y           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $31.16       $41.55     $ 62.51       $44.81       $32.56
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                          .01          .02 1       .27          .13          .13
 Net realized and unrealized gain (loss)                       4.87        (9.42) 1   (15.98)       20.79        14.85
                                                             ------------------------------------------------------------
 Total from investment operations                              4.88        (9.40)     (15.71)       20.92        14.98
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --           --          --           --         (.19)
 Distributions from net realized gain                            --         (.99)      (5.25)       (3.22)       (2.54)
                                                             ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                 --         (.99)      (5.25)       (3.22)       (2.73)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $36.04       $31.16     $ 41.55       $62.51       $44.81
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           15.66%      (23.23)%    (26.12)%      48.64%       47.90%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $1,152,318     $864,437  $  974,820   $1,295,087     $420,455
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $  930,500     $968,867  $1,095,575   $  855,270     $307,498
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                         0.29%        0.17%       0.66%        0.45%        0.30%
 Total expenses                                                0.78% 4,5    0.89% 4     0.66% 4      0.64% 4      0.68% 4
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         42%          28%         46%          44%          59%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying  Notes to Financial Statements.


24 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Capital Appreciation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

25 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.


                                                                Net Unrealized
                                                            Appreciation Based
     Undistributed    Undistributed     Accumulated      on Cost of Securities
     Net Investment       Long-Term            Loss         for Federal Income
     Income                    Gain    Carryforward 1,2,3         Tax Purposes
     -------------------------------------------------------------------------
     $--                        $--  $1,038,585,529                $73,498,385

 1. As of August 31, 2003, the Fund had $436,575,011 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2010      $ 61,636,235
                              2011       374,938,776
                                        ------------
                              Total     $436,575,011
                                        ============

 2. During the fiscal years ended August 31, 2003 and August 31, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of August 31, 2003, the Fund had $602,003,735 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had $6,783 of post-October foreign currency losses which were deferred.


26 OPPENHEIMER CAPITAL APPRECIATION FUND

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From               From                            Net
                 Ordinary        Capital     Tax Return      Investment
                 Loss               Loss     of Capital            Loss
                 ------------------------------------------------------
                 $14,493,883     $19,715            $--     $14,513,598

 The tax character of distributions paid during the years ended August 31, 2003 and August 31, 2002 was as follows:
                                          Year Ended         Year Ended
                                      August 31, 2003   August 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Long-term capital gain           $--      $148,257,544

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of August 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost                    $7,145,425,859
                                                     ==============

                 Gross unrealized appreciation       $  546,285,142
                 Gross unrealized depreciation         (472,786,757)
                                                     --------------
                 Net unrealized appreciation         $   73,498,385
                                                     ==============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2003, the Fund's projected benefit obligations were increased by $128,301 and payments of $38,164 were made to retired trustees, resulting in an accumulated liability of $948,568 as of August 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

27 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  Year Ended August 31, 2003                 Year Ended August 31, 2002
                                     Shares           Amount                   Shares            Amount
--------------------------------------------------------------------------------------------------------
 Class A
 Sold                            45,225,452   $1,394,693,911               53,070,823    $1,905,539,371
 Dividends and/or
 distributions reinvested                --               --                1,755,869        72,763,164
 Redeemed                       (28,851,156)    (890,007,812)             (24,347,868)     (861,251,131)
                                ------------------------------------------------------------------------
 Net increase                    16,374,296   $  504,686,099               30,478,824    $1,117,051,404
                                ========================================================================


--------------------------------------------------------------------------------------------------------
 Class B
 Sold                             6,747,394   $  197,106,768               12,282,673    $  436,416,730
 Dividends and/or
 distributions reinvested                --               --                  786,310        30,886,268
 Redeemed                        (8,635,132)    (247,425,951)              (9,289,206)     (311,456,903)
                                ------------------------------------------------------------------------
 Net increase (decrease)         (1,887,738)  $  (50,319,183)               3,779,777    $  155,846,095
                                ========================================================================


28 OPPENHEIMER CAPITAL APPRECIATION FUND

                                  Year Ended August 31, 2003                 Year Ended August 31, 2002
                                     Shares           Amount                   Shares            Amount
--------------------------------------------------------------------------------------------------------
 Class C
 Sold                             4,972,919    $ 143,578,548                8,394,929    $  291,814,714
 Dividends and/or
 distributions reinvested                --               --                  277,019        10,753,885
 Redeemed                        (4,220,870)    (119,557,545)              (3,953,474)     (128,877,758)
                                ------------------------------------------------------------------------
 Net increase                       752,049    $  24,021,003                4,718,474    $  173,690,841
                                ========================================================================


--------------------------------------------------------------------------------------------------------
 Class N
 Sold                             1,644,398    $  50,946,387                2,573,390    $   92,009,980
 Dividends and/or
 distributions reinvested                --               --                   10,848           448,566
 Redeemed                          (836,639)     (25,918,219)                (391,091)      (13,567,757)
                                ------------------------------------------------------------------------
 Net increase                       807,759    $  25,028,168                2,193,147    $   78,890,789
                                ========================================================================


--------------------------------------------------------------------------------------------------------
 Class Y
 Sold                             9,921,935    $ 316,008,775               10,706,767    $  404,655,100
 Dividends and/or
 distributions reinvested                --               --                  557,609        23,369,417
 Redeemed                        (5,689,335)    (173,782,697)              (6,979,040)     (249,424,511)
                                ------------------------------------------------------------------------
 Net increase                     4,232,600    $ 142,226,078                4,285,336    $  178,600,006
                                ========================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2003, were $3,117,067,251 and $2,333,866,432, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of aggregate net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion, 0.56% of the next $2.0 billion, 0.54% of the next $4.0 billion, and 0.52% of aggregate net assets over $8.5 billion. Effective July 1, 2003, the Manager has voluntarily undertaken to limit total annual operating expenses of Class Y shares so that the annualized rate of such expenses for the remainder of the fiscal year ending August 31, 2003 shall be 0.75% of average daily net assets, and to limit total annual operating expenses of Class Y shares to 0.75% of average daily net assets for the fiscal year commencing September 1, 2003. The Manager may amend or withdraw this limitation at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2003, the Fund paid $18,220,767 to OFS for services to the Fund.


29 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.



                  Aggregate        Class A   Concessions    Concessions     Concessions     Concessions
                  Front-End      Front-End    On Class A     On Class B      On Class C      On Class N
              Sales Charges  Sales Charges        Shares         Shares          Shares          Shares
                 On Class A    Retained by   Advanced by    Advanced by     Advanced by     Advanced by
 Year Ended          Shares    Distributor   Distributor 1  Distributor 1   Distributor 1   Distributor 1
--------------------------------------------------------------------------------------------------------
 August 31, 2003 $6,165,627     $1,306,916    $2,013,246     $5,339,379      $1,079,724        $315,363

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           Class A       Class B        Class C        Class N
                        Contingent    Contingent     Contingent     Contingent
                          Deferred      Deferred       Deferred       Deferred
                     Sales Charges Sales Charges  Sales Charges  Sales Charges
                       Retained by   Retained by    Retained by    Retained by
 Year Ended            Distributor   Distributor    Distributor    Distributor
-------------------------------------------------------------------------------
 August 31, 2003           $67,713    $3,086,814       $140,485       $326,760


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended August 31, 2003, expense under the Class A Plan totaled $8,832,561, all of which were paid by the Distributor to recipients, which included $227,233 retained by the Distributor and $352,981 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.


30 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                 Total Payments   Amount Retained       Expenses  of Net Assets
                     Under Plan    by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan       $10,010,756        $8,006,737    $26,949,124           2.42%
 Class C Plan         4,580,168         1,356,808      7,404,866           1.37
 Class N Plan           433,274           369,761      1,333,950           1.20


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of August 31, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of August 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August 31, 2003 was zero.


31 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at August 31, 2003.


32 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Capital Appreciation Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Capital Appreciation Fund, including the statement of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Appreciation Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 September 22, 2003

33 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


34 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 On November 22, 2002, the initial shareholder meeting was held at which shareholders elected all of the nominated Trustees and approved proposals 2(a)
 - 2(d), 2(f), 2(i) and 2(j), 3(a) - 3(d) and 4 as described in the Trust's proxy statement for the meeting. The initial meeting was adjourned until December 18, 2002 with respect to proposals 2(e), 2(g) and 2(h) in order to solicit addition votes. On December 18, 2002, shareholders approved proposals 2(e), 2(g) and 2(h) as described in the Trust's proxy statement for that meeting. The following is a report of the votes cast at the meetings:
--------------------------------------------------------------------------------
 Proposal No. 1
 1. The twelve persons named below to serve as Trustee of the Fund until their successors are elected and shall qualify:

 Nominee                               For          Withheld             Total
------------------------------------------------------------------------------
 Leon Levy*                 94,011,274.662     3,463,642.662    97,474,917.324
 Donald W. Spiro            94,202,655.174     3,272,262.150    97,474,917.324
 John V. Murphy             94,039,849.423     3,435,067.901    97,474,917.324
 Robert G. Galli            94,304,895.405     3,170,021.919    97,474,917.324
 Phillip A. Griffiths       94,465,790.326     3,009,126.998    97,474,917.324
 Benjamin Lipstein*         94,128,273.556     3,346,643.768    97,474,917.324
 Joel W. Motley             94,343,602.930     3,131,314.394    97,474,917.324
 Elizabeth B. Moynihan*     94,248,413.333     3,226,503.991    97,474,917.324
 Kenneth A. Randall         94,317,230.179     3,157,687.145    97,474,917.324
 Edward V. Regan            94,331,204.164     3,143,713.160    97,474,917.324
 Russell S. Reynolds, Jr.   94,362,502.585     3,112,414.739    97,474,917.324
 Clayton K. Yeutter         94,256,885.508     3,218,031.816    97,474,917.324

 *Messrs. Levy and Lipstein and Ms. Moynihan resigned from the Board of Trustees effective January 1, 2003, March 31, 2003 and July 31, 2003, respectively. Each was elected at the above referenced meeting and served until their respective dates of resignation.

                                                            Broker
            For            Against           Abstain         Non-Votes            Total
-------------------------------------------------------------------------------------
 Proposal Nos. 2(a) through 2(j)
 2(a)Eliminate the Fund's fundamental investment policy with respect to purchasing  securities on margin:
     83,805,624.192  7,985,628.141     3,537,719.991     2,145,945.000   97,474,917.324
 2(b)Amend the Fund's fundamental investment policy with respect to investing in real estate:
     69,735,567.196 22,555,819.265     3,037,585.863     2,145,945.000   97,474,917.324
 2(c)Eliminate the Fund's fundamental investment policy with respect to purchasing securities of issuers in which officers or trustees have interest:
     81,373,425.919 10,293,106.872     3,662,439.533     2,145,945.000   97,474,917.324
 2(d)Eliminate the Fund's fundamental investment policy with respect to investing in oil, gas or other mineral exploration or development programs:
     68,071,702.221 23,679,735.814     3,577,534.289     2,145,945.000   97,474,917.324
 2(e)Eliminate the Fund's fundamental investment policy with respect to investing in a company for the purpose of acquiring control:
     69,011,000.925 25,027,274.195     3,762,695.884       983,116.000   98,784,087.004
 2(f)Replacement of the fundamental investment policy with respect to investing in other investment companies with a non-fundamental investment  policy:
     85,647,032.724  6,061,944.189     3,619,995.411     2,145,945.000   97,474,917.324
 2(g)Amend the Fund's fundamental investment policy with respect to borrowing:
     67,603,572.411 26,626,207.596     3,571,190.997       983,116.000   98,784,087.004
 2(h)Eliminate the Fund's fundamental investment policy with respect to pledging or mortgaging assets:
     67,573,287.758 26,633,567.545     3,594,115.701       983,116.000   98,784,087.004

35 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
SHAREHOLDER MEETING  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            Broker
                For        Against           Abstain         Non-Votes            Total
-------------------------------------------------------------------------------------
 2(i)Amend the Fund's fundamental investment policy with respect to lending:
     66,781,867.602 24,937,951.207     3,609,153.515     2,145,945.000   97,474,917.324
 2(j)Amend the Fund's fundamental investment policy with respect investing in commodities:
     66,809,144.418 24,964,978.386     3,554,849.520     2,145,945.000   97,474,917.324
-------------------------------------------------------------------------------------
 Proposal Nos. 3(a) through 3(d)
 3. Approval authorizing the Fund's Trustees to adopt an Amended and Restated Declaration of Trust:
 (a)Future amendments of the Declaration of Trust:
     67,157,257.198 23,541,858.835     4,629,856.291     2,145,945.000   97,474,917.324
 (b)Reorganization of the Trust or its series or class:
     85,567,665.971  5,104,564.424     4,656,741.929     2,145,945.000   97,474,917.324
 (c)Involuntary redemptions:
     84,268,992.778  6,112,107.112     4,947,872.434     2,145,945.000   97,474,917.324
 (d)Other changes under the new Declaration of Trust:
     66,923,919.972 23,612,418.953     4,792,633.399     2,145,945.000   97,474,917.324
-------------------------------------------------------------------------------------
 Proposal No. 4
 Approval of an Amended and Restated Class B 12b-1 Distribution and Service Plan and Agreement
 (Class C shareholders only):
      5,766,111.980    366,912.404       483,534.895     1,492,358.000    8,108,917.279


36 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with                Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age               by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee


INDEPENDENT                                The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                                   Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,                        Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board                      Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
of Trustees (since 2003),                  formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 29
Trustee (since 1991)                       portfolios in the OppenheimerFunds complex.
Age: 72

Robert G. Galli,                           A trustee or director of other Oppenheimer funds. Formerly Trustee (May
Trustee (since 1996)                       2000-2002) of Research Foundation of AIMR (investment research, non-profit) and
Age: 70                                    Vice Chairman (October 1995-December 1997) of OppenheimerFunds, Inc. (the
                                           Manager). Oversees 39 portfolios in the OppenheimerFunds complex.


Phillip A. Griffiths,                      A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)                       director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 64                                    Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                           Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                                           Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                                           New York Corporation (1994-1999). Oversees 29 portfolios in the OppenheimerFunds complex.


Joel W. Motley,                            Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)                       adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 51                                    financial adviser); Formerly he held the following positions: Managing Director
                                           (January 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                           Motley & Co. (privately-held financial adviser). Oversees 29 portfolios in the
                                           OppenheimerFunds complex.


Kenneth A. Randall,                        A director of Dominion Resources, Inc. (electric utility holding company) and
Trustee (since 1981)                       Prime Retail, Inc. (real estate investment trust); formerly a director of
Age: 76                                    Dominion Energy, Inc. (electric power and oil & gas producer), President and
                                           Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                           American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                           Company. Oversees 29 portfolios in the OppenheimerFunds complex.


Edward V. Regan,                           President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1993)                       director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                                    and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                           Chairman of Municipal Assistance Corporation for the City of New York, New York
                                           State Comptroller and Trustee of New York State and Local Retirement Fund.
                                           Oversees 29 investment companies in the OppenheimerFunds complex.


Russell S. Reynolds, Jr.,                  Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1989)                       governance consulting and executive recruiting); a life trustee of International
Age: 71                                    House (non-profit educational organization), and a trustee (since 1996) of the
                                           Greenwich Historical Society. Oversees 29 portfolios in the OppenheimerFunds complex.



37 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

Donald W. Spiro,                           Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the                       (January 1969-August 1999) of the Manager. Oversees 29 portfolios in the
Board of Trustees,                         OppenheimerFunds complex.
Trustee (since 1985)
Age: 77


----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                         The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York,
AND OFFICER                                NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.


John V. Murphy,                            Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,                     (since September 2000) of the Manager; President and a director or trustee of
Trustee (since 2001)                       other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                                    Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                           Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                           Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                           (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                           Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                           of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                           OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                           Corporation (since November 2001), HarbourView Asset Management Corporation and
                                           OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                           2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                           Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                           and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                           Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                           Insurance Company (the Manager's parent company); a director (since June 1995)
                                           of DLB Acquisition Corporation (a holding company that owns the shares of David
                                           L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                           2000-June 2001) of the Manager; President and trustee (November 1999-November
                                           2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                           Insurance Company; President, Chief Executive Officer and director (September
                                           1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                           1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                           wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 75 portfolios in the
                                           OppenheimerFunds complex.


----------------------------------------------------------------------------------------------------------------------------
OFFICERS                                   The address of the Officers in the chart below is as follows: for Mr. Zack and
                                           Ms. Putnam, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S.
                                           Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.




Jane Putnam,                               Vice President of the Manager (since October 1995); an officer of 2 portfolios
Vice President (since 1995)                in the OppenheimerFunds complex.
Age: 42



38 OPPENHEIMER CAPITAL APPRECIATION FUND

Brian W. Wixted,                           Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                     (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                                    Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                           Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                           Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                           OppenheimerFunds plc (since May 2000) and OFI Institutional Asset Management,
                                           Inc. (since November 2000) (offshore fund management subsidiaries of the
                                           Manager); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                           Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                           (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                           Program (since April 2000); formerly Principal and Chief Operating Officer
                                           (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                           officer of 91 portfolios in the OppenheimerFunds complex.


Robert G. Zack,                            Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)                     of the Manager; General Counsel and a director (since November 2001) of
Age: 55                                    OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                           (since November 2001) of HarbourView Asset Management Corporation; Vice
                                           President and a director (since November 2000) of Oppenheimer Partnership
                                           Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                           November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                           Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                           Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                           Centennial Asset Management Corporation; a director (since November 2001) of
                                           Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                           (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                           (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                           November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                           (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                           2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                           1985-November 2001), Shareholder Financial Services, Inc. (November
                                           1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                           plc (October 1997-November 2001). An officer of 91 portfolios in the
                                           OppenheimerFunds complex.


The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


39 OPPENHEIMER CAPITAL APPRECIATION FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of August 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)